NET CHANGE IN OPERATING ASSETS AND LIABILITIES - Summary (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Decrease (increase) in operating assets:
Trade and other accounts receivables	$ 35	$ (99)	$ 97
Inventories, stockpiles and ore on leach pads	(204)	(329)	(277)
EGR refinery and other assets			(36)
Other assets	(52)	(83)	49
Increase (decrease) in operating liabilities:
Accounts payable and other accrued liabilities	10	13	8
EGR refinery and other liabilities			36
Reclamation and remediation liabilities	(78)	(54)	(61)
Accrued tax liabilities	93	59	(12)
Payment of accreted interest from debt discount (2)	(196)
Net change in operating assets and liabilities	$ (392)	$ (493)	$ (196)